CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares and class A.2 exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2023	$ 29,979	$ 3,963	$ (2,118)	$ (701)	$ 6,743	$ 2	$ 36	$ 1	$ 760	$ 583	$ 592	$ 2,479	$ 18,863	$ 55	$ 2,684
Net (loss) income	(158)	(146)	(146)						20	13	17	(92)	66	63	(99)
Other comprehensive income (loss)	(1,224)	(164)		(115)	(22)		(27)			(18)		(103)	(826)	(2)	(111)
Equity issuance	146										146
Equity repurchased for cancellation (Note 12)	(52)	(52)	(52)
Capital contributions	511												511
Return of capital	(167)												(167)
Redemption of Preferred LP Units	(131)								(131)
Disposal (Note 3)	(35)	0	3		(3)								(35)
Distributions or dividends declared	(940)	(204)	(204)						(20)	(13)	(17)	(129)	(351)	(67)	(139)
Distribution reinvestment plan	4	4
Other	48	14	26	3	(14)		(1)		5			(3)	38	(1)	(5)
Change in period	(1,998)	(548)	(369)	(112)	(39)	0	(28)	0	(126)	(18)	146	(327)	(764)	(7)	(354)
Ending balance at Jun. 30, 2024	27,981	3,415	(2,487)	(813)	6,704	2	8	1	634	565	738	2,152	18,099	48	2,330
Beginning balance at Mar. 31, 2024	29,373	3,719	(2,305)	(735)	6,736	2	20	1	760	570	738	2,336	18,669	52	2,529
Net (loss) income	(88)	(79)	(79)						9	6	10	(51)	41	30	(54)
Other comprehensive income (loss)	(787)	(109)		(80)	(17)		(12)			(5)		(69)	(529)	(1)	(74)
Equity repurchased for cancellation (Note 12)	(24)	(24)	(24)
Capital contributions	344												344
Return of capital	(151)												(151)
Redemption of Preferred LP Units	(131)								(131)
Disposal (Note 3)	(35)		3		(3)								(35)
Distributions or dividends declared	(536)	(101)	(101)						(9)	(6)	(10)	(64)	(244)	(33)	(69)
Distribution reinvestment plan	2	2
Other	14	7	17	2	(12)				5				4		(2)
Change in period	(1,392)	(304)	(182)	(78)	(32)	0	(12)	0	(126)	(5)	0	(184)	(570)	(4)	(199)
Ending balance at Jun. 30, 2024	27,981	3,415	(2,487)	(813)	6,704	2	8	1	634	565	738	2,152	18,099	48	2,330
Beginning balance at Dec. 31, 2024	36,456	3,604	(2,774)	(859)	7,237	4	(4)	0	634	537	737	2,269	26,168	50	2,457
Net (loss) income	(8)	(164)	(164)						17	14	20	(103)	250	70	(112)
Other comprehensive income (loss)	778	137		79	63	1	(7)	1		31		86	428	2	94
Equity repurchased for cancellation (Note 12)	(34)	(34)	(34)
Capital contributions	1,829												1,829
Return of capital	(462)												(462)
Acquisition	(3,166)												(3,166)
Disposal (Note 3)	(594)	0	50		(50)								(594)
Distributions or dividends declared	(1,383)	(214)	(214)						(17)	(14)	(20)	(135)	(760)	(76)	(147)
Distribution reinvestment plan	3	3	3
Other	(92)	(4)	14	3	(20)	(1)	1	(1)				(11)	(66)	1	(12)
Change in period	(3,129)	(276)	(345)	82	(7)	0	(6)	0	0	31	0	(163)	(2,541)	(3)	(177)
Ending balance at Jun. 30, 2025	33,327	3,328	(3,119)	(777)	7,230	4	(10)	0	634	568	737	2,106	23,627	47	2,280
Beginning balance at Mar. 31, 2025	33,614	3,428	(2,951)	(794)	7,173	3	(3)	0	634	537	737	2,167	23,717	48	2,346
Net (loss) income	100	(63)	(63)						9	7	10	(40)	186	35	(44)
Other comprehensive income (loss)	252	76		16	68	1	(10)	1		31		48	44	1	52
Equity repurchased for cancellation (Note 12)	(8)	(8)	(8)
Capital contributions	1,357												1,357
Return of capital	(358)												(358)
Acquisition	(194)												(194)
Disposal (Note 3)	(594)	0	5		(5)								(594)
Distributions or dividends declared	(851)	(106)	(106)						(9)	(7)	(10)	(67)	(542)	(37)	(73)
Distribution reinvestment plan	1	1	1
Other	8	0	3	1	(6)		3	(1)				(2)	11		(1)
Change in period	(287)	(100)	(168)	17	57	1	(7)	0	0	31	0	(61)	(90)	(1)	(66)
Ending balance at Jun. 30, 2025	$ 33,327	$ 3,328	$ (3,119)	$ (777)	$ 7,230	$ 4	$ (10)	$ 0	$ 634	$ 568	$ 737	$ 2,106	$ 23,627	$ 47	$ 2,280